Presentation of financial statements and significant accounting practices adopted (Tables)	6 Months Ended
Jun. 30, 2018
Presentation of financial statements and significant accounting practices adopted [Abstract]
Revenue from contracts with customers
In summary, the impact of the adoption of IFRS 15 was as follows:

Assets
Public sector customers	(503)
Reversal of revenues	(1,948)
Deferred income tax and social contribution -34%	191
Net impact on shareholders' equity	(2,260)